Restricted Cash	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Restricted Cash

Note 3: Restricted Cash

We have cash restricted for purposes of covering letters of credit that can be presented for potential insurance claims, which totaled $1.8 million and $3.8 million as of December 31, 2013 and 2012, respectively. In addition, Ryerson China has a restricted cash balance of zero million and $0.1 million as of December 31, 2013 and 2012, respectively, which is primarily related to letters of credit that can be presented for product material purchases.